FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Interest rate swap agreements
In February 2013, the Company entered into six interest rate swaps with Nordea Bank, of which one remained outstanding as of June 30, 2021, whereby the floating interest rate on an original principal amount of $260.0 million was switched to fixed rate.

In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. The contract had a forward start date of February 2019.
In March 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate.

In April 2020, the Company entered into two interest rate swaps with Nordea Bank whereby the floating interest rate on notional debt totaling $150.0 million was switched to a fixed rate.

The reference rate for our interest rate swaps is LIBOR.

As of June 30, 2021, the Company recorded a derivative instruments receivable of $4.6 million (December 31, 2020: nil ) and a derivative instruments liability of $10.0 million (December 31, 2020: $19.3 million) in relation to these agreements. The Company recorded a gain on derivatives of $11.0 million in the six months ended June 30, 2021 (six months ended June 30, 2020: loss of $21.7 million) in relation to these agreements.
The interest rate swaps are not designated as hedges and are summarized as of June 30, 2021 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
11,318	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
561,318

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2021 and December 31, 2020 are as follows:

	2021		2020
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	140,361	140,361	174,721	174,721
Restricted cash	1,140	1,140	14,928	14,928
Marketable securities	2,673	2,673	2,639	2,639
Marketable securities pledged to creditors	—	—	5,835	5,835
Derivative instruments receivable	4,557	4,557	—	—
Liabilities:
Floating rate debt	2,075,867	2,075,867	2,089,930	2,089,930
Fixed rate debt	161,700	160,141	66,251	65,348
Derivative instruments payable	9,972	9,972	19,261	19,261
The estimated fair value of financial assets and liabilities as of June 30, 2021 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	140,361	140,361	—	—
Restricted cash	1,140	1,140	—	—
Marketable securities	2,673	2,673	—	—
Derivative instruments receivable	4,557	—	4,557	—
Liabilities:
Floating rate debt	2,075,867	—	2,075,867	—
Fixed rate debt	160,141	—	—	160,141
Derivative instruments payable	9,972	—	9,972	—

The estimated fair value of financial assets and liabilities as of December 31, 2020 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,721	174,721	—	—
Restricted cash	14,928	14,928	—	—
Marketable securities	2,639	2,639	—	—
Marketable securities pledged to creditors	5,835	5,835	—	—
Liabilities:
Floating rate debt	2,089,930	—	2,089,930	—
Fixed rate debt	65,348	—	6,251	59,097
Derivative instruments payable	19,261	—	19,261	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Restricted cash – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. Floating rate debt is presented net of deferred financing charges of $19.7 million as of June 30, 2021 (December 2020: $20.2 million) on the Condensed Consolidated Balance Sheet.

Fixed rate debt - short-term debt held with a third party bank has been valued using level 2 inputs, the remaining fixed rate debt has been determined using level 3 inputs being the discounted expected cash flows of the outstanding debt.

Assets Measured at Fair Value on a Nonrecurring Basis
Nonrecurring fair value measurements include a goodwill impairment assessment completed as of June 30, 2021. The impairment test used Level 1 inputs.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1).
The fair value (level 2) of derivative interest rate swaps is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken ("SEB"), HSBC, Royal Bank of Scotland ("RBS"), DNB, Nordea Bank Norge ("Nordea"), Credit Agricole, Credit Suisse AG, Standard Chartered and Citibank N.A.. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with DNB. However, the Company believes this risk is remote.